RESTRUCTURING, TRANSACTION-RELATED ITEMS, AND OTHER CORPORATE MATTERS (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges and Transaction-Related Costs
During the periods presented we recorded the following restructuring charges, transaction-related items, and other corporate matters.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Severance (a)	$650	$190	$523	$67
Exit costs	—	65	31	35
Restructuring charges	650	255	554	102
Transaction-related items	81	199	62	(156)
Other corporate matters	—	—	131	23
Restructuring, transaction-related items, and other corporate matters	$731	$454	$747	$(31)
(a) Severance costs include the accelerated vesting of stock-based compensation.
Schedule of Restructuring Reserve by Type of Cost
The following is a rollforward of our restructuring severance liability by segment, which is recorded in “Other current liabilities” and “Other liabilities” on the Consolidated Balance Sheets, and is expected to be substantially paid by the end of 2027. See note 17 for a description of our segments for the Successor and Predecessor periods.

		2025 Activity (Successor)
	Balance at August 7, 2025	Charges (a)	Payments and other	Balance at December 31, 2025
Studios	$48	$123	$(38)	$133
Direct-to-Consumer	15	42	(4)	53
TV Media	185	301	(102)	384
Corporate	53	115	(33)	135
Total	$301	$581	$(177)	$705

		2025 Activity (Predecessor)
	Balance at December 31, 2024	Charges (a)	Payments and other	Balance at August 6, 2025
TV Media	$156	$141	$(98)	$199
Direct-to-Consumer	36	5	(27)	14
Filmed Entertainment	46	17	(28)	35
Corporate	111	13	(71)	53
Total	$349	$176	$(224)	$301

	Predecessor
		2024 Activity
	Balance at December 31, 2023	Charges (a)	Payments and other	Balance at December 31, 2024
TV Media	$162	$181	$(187)	$156
Direct-to-Consumer	6	66	(36)	36
Filmed Entertainment	14	70	(38)	46
Corporate	10	171	(70)	111
Total	$192	$488	$(331)	$349
(a) Excludes stock-based compensation expense of $69 million and $14 million for the periods from August 7 - December 31, 2025 (Successor) and January 1 - August 6, 2025 (Predecessor), respectively. For the year ended December 31, 2024 (Predecessor), excludes stock-based compensation expense of $35 million.